Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following summarizes the Company’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2020 and 2021:

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	( RMB in thousands)

Short-term investments	1,006,245	—	1,006,245	—

	1,006,245	—	1,006,245	—

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	( RMB in thousands)
Short-term investments	4,568,346	—	4,568,346	—

	4,568,346	—	4,568,346	—

Fair Value Measurement Inputs and Valuation Techniques
The Company estimated the fair values of the Series B4 Warrant using the Black-Scholes Option Pricing Model with the assistance of an independent third-party valuation firm using the corresponding inputs:

As of December 31, 2020
Series B4 Warrant
Expected volatility	51.35%
Risk-free interest rate	0.09%
Remaining contractual life	0.62
Fair value of the underlying preferred shares	US$6.50
Warrant fair value	US$118.58

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation of the warrant liabilities measured at fair value on a recurring basis using Level 3 unobservable inputs for the years ended December 31, 2020 and 2021:

Warrant liabilities
RMB
(in thousands)
Balance as of December 31, 2019	161,462
Fair value change	(11,450)
Foreign exchange translation	(8,807)
Exercise of EatTogether Warrant (Note 17)	(33,045)

Balance as of December 31, 2020	108,160

Warrant liabilities
RMB
(in thousands)
Balance as of December 31, 2020	108,160
Fair value change	44,457
Foreign exchange translation	536
Exercise of Series B4 Warrant (Note 17)	(153,153)

Balance as of December 31, 2021	—

Balance as of December 31, 2021 (US$)	—